SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Cash, cash equivalents and marketable securities deposited with U.S., European and Israeli banks and financial institutions	$ 3,100,000,000
Percentage of consolidated sales in North America	51.00%
Shipping and handling costs, which are included in selling and marketing expenses	230,000,000	236,000,000	202,000,000
Advertising expense	337,000,000	248,000,000	243,000,000
Property Plant And Equipment [Line Items]
Royalties Payments For Research And Development Services	$ 438,000,000	$ 383,000,000	$ 162,000,000
Building [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Mainly	40
Other Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Minimum	15
Property Plant And Equipment Useful Life Maximum	20
Other Capitalized Property Plant And Equipment [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Minimum	5
Property Plant And Equipment Useful Life Maximum	10